UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments:

Putnam Global Industrials Fund

The fund's portfolio
11/30/13 (Unaudited)

COMMON STOCKS (93.3%)(a)
	Shares	Value

Aerospace and defense (35.3%)

BAE Systems PLC (United Kingdom)	13,109	$91,656

Embraer SA ADR (Brazil)	2,939	91,138

European Aeronautic Defence and Space Co. (France)	19,409	1,375,805

General Dynamics Corp.	1,282	117,508

Honeywell International, Inc.	5,328	471,581

L-3 Communications Holdings, Inc.	15,654	1,619,563

Northrop Grumman Corp.	9,687	1,091,531

Precision Castparts Corp.	557	143,957

Raytheon Co.	15,900	1,410,012

United Technologies Corp.	16,261	1,802,694

		8,215,445
Air freight and logistics (1.0%)

Deutsche Post AG (Germany)	3,163	111,864

FedEx Corp.	900	124,830

		236,694
Airlines (5.2%)

China Southern Airlines Co., Ltd. (China)	2,556,000	1,124,270

Japan Airlines Co., Ltd. (Japan)(UR)	1,500	76,285

		1,200,555
Auto components (2.5%)

Johnson Controls, Inc.	7,700	388,927

TRW Automotive Holdings Corp.(NON)	2,400	186,240

		575,167
Automobiles (2.5%)

Daimler AG (Registered Shares) (Germany)	4,871	403,607

Toyota Motor Corp. (Japan)	2,900	180,604

		584,211
Building products (4.9%)

Daikin Industries, Ltd. (Japan)	12,800	812,143

Fortune Brands Home & Security, Inc.	2,462	107,343

Lennox International, Inc.	2,700	222,480

		1,141,966
Commercial services and supplies (3.2%)

ADT Corp. (The)	2,718	110,242

Tyco International, Ltd.	16,754	638,998

		749,240
Construction and engineering (0.2%)

Fluor Corp.	600	46,686

		46,686
Electrical equipment (6.3%)

Alstom SA (France)	26,588	974,078

Eaton Corp PLC	1,044	75,857

Schneider Electric SA (France)	2,289	193,205

Shanghai Electric Group Co., Ltd. (China)	612,000	221,037

		1,464,177
Electronic equipment, instruments, and components (3.9%)

Hollysys Automation Technologies, Ltd. (China)(NON)	47,900	909,621

		909,621
Energy equipment and services (2.2%)

Ezion Holdings, Ltd. (Singapore)	68,400	114,468

McDermott International, Inc.(NON)	48,600	396,090

		510,558
Industrial conglomerates (12.4%)

Siemens AG (Germany)	21,812	2,881,622

		2,881,622
Machinery (8.2%)

Ingersoll-Rand PLC	12,100	864,182

Japan Steel Works, Ltd. (The) (Japan)	35,000	186,881

Joy Global, Inc.	4,535	256,500

Stanley Black & Decker, Inc.	7,300	594,147

		1,901,710
Trading companies and distributors (5.5%)

Mitsubishi Corp. (Japan)	4,600	90,478

Mitsui & Co., Ltd. (Japan)	10,200	141,284

WESCO International, Inc.(NON)	12,245	1,052,824

		1,284,586

Total common stocks (cost $17,329,950)		$21,702,238

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

United Technologies Corp. $3.75 cv. pfd.	358	$23,399

Total convertible preferred stocks (cost $17,900)		$23,399

SHORT-TERM INVESTMENTS (2.1%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)	488,430	$488,430

Total short-term investments (cost $488,430)		$488,430

TOTAL INVESTMENTS

Total investments (cost $17,836,280)(b)		$22,214,067

FORWARD CURRENCY CONTRACTS at 11/30/13 (aggregate face value $13,082,093) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/16/14	$36,851	$37,888	$(1,037)
	Canadian Dollar	Buy	1/16/14	44,466	45,715	(1,249)
	Euro	Buy	12/18/13	621,375	623,179	(1,804)
	Japanese Yen	Buy	2/19/14	576,934	600,719	(23,785)
Barclays Bank PLC
	Australian Dollar	Buy	1/16/14	48,924	50,289	(1,365)
	British Pound	Buy	12/18/13	271,270	266,234	5,036
	Canadian Dollar	Buy	1/16/14	19,836	20,370	(534)
	Euro	Buy	12/18/13	725,594	714,991	10,603
	Hong Kong Dollar	Buy	2/19/14	265,758	265,781	(23)
	Japanese Yen	Buy	2/19/14	199,211	207,346	(8,135)
	Singapore Dollar	Buy	2/19/14	32,755	33,066	(311)
	Swedish Krona	Buy	12/18/13	181,803	180,358	1,445
	Swiss Franc	Buy	12/18/13	303,112	295,331	7,781
Citibank, N.A.
	Australian Dollar	Buy	1/16/14	13,070	13,435	(365)
	Canadian Dollar	Buy	1/16/14	44,560	45,840	(1,280)
	Danish Krone	Buy	12/18/13	123,729	120,183	3,546
	Euro	Buy	12/18/13	70,521	70,361	160
	Japanese Yen	Buy	2/19/14	183,738	188,883	(5,145)
Credit Suisse International
	British Pound	Buy	12/18/13	641,036	609,178	31,858
	Canadian Dollar	Buy	1/16/14	78,873	81,153	(2,280)
	Japanese Yen	Buy	2/19/14	208,876	217,517	(8,641)
	Swiss Franc	Buy	12/18/13	212,410	205,893	6,517
Deutsche Bank AG
	Australian Dollar	Buy	1/16/14	40,301	41,829	(1,528)
	Canadian Dollar	Buy	1/16/14	34,971	36,054	(1,083)
	Euro	Sell	12/18/13	1,208,102	1,173,506	(34,596)
	Swedish Krona	Buy	12/18/13	178,969	176,922	2,047
Goldman Sachs International
	Australian Dollar	Buy	1/16/14	38,939	40,031	(1,092)
	Euro	Sell	12/18/13	333,583	323,446	(10,137)
	Japanese Yen	Sell	2/19/14	312,569	325,480	12,911
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/16/14	26,776	27,521	(745)
	British Pound	Buy	12/18/13	117,311	114,727	2,584
	British Pound	Sell	12/18/13	117,311	111,477	(5,834)
	Euro	Buy	12/18/13	331,953	321,787	10,166
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/14	11,346	11,663	(317)
	British Pound	Buy	12/18/13	44,503	43,466	1,037
	Canadian Dollar	Buy	1/16/14	258,241	264,482	(6,241)
	Euro	Sell	12/18/13	364,156	354,307	(9,849)
	Japanese Yen	Buy	2/19/14	628,924	654,722	(25,798)
	Singapore Dollar	Buy	2/19/14	47,260	47,734	(474)
	Swedish Krona	Buy	12/18/13	225,924	224,256	1,668
	Swiss Franc	Buy	12/18/13	144,329	140,008	4,321
State Street Bank and Trust Co.
	Euro	Sell	12/18/13	1,280,797	1,241,612	(39,185)
	Japanese Yen	Sell	2/19/14	669,345	697,112	27,767
	Singapore Dollar	Buy	2/19/14	37,617	38,004	(387)
	Swedish Krona	Buy	12/18/13	150,621	149,886	735
UBS AG
	Australian Dollar	Buy	1/16/14	98,210	100,920	(2,710)
	British Pound	Buy	12/18/13	179,156	170,250	8,906
	Canadian Dollar	Buy	1/16/14	121,741	124,752	(3,011)
	Euro	Sell	12/18/13	845,983	785,848	(60,135)
	Japanese Yen	Buy	2/19/14	172,108	179,224	(7,116)
	Swiss Franc	Buy	12/18/13	32,551	32,095	456
WestPac Banking Corp.
	British Pound	Buy	12/18/13	55,301	51,231	4,070
	Euro	Sell	12/18/13	189,820	184,031	(5,789)

Total						$(128,367)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through November 1, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $23,268,783.
(b)	The aggregate identified cost on a tax basis is $17,971,208, resulting in gross unrealized appreciation and depreciation of $4,327,387 and $84,528, respectively, or net unrealized appreciation of $4,242,859.
(NON)	Non-income-producing security.
(UR)	At the reporting period end, 400 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$1,318,968	$2,584,685	$3,415,223	$141	$488,430
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
	At the close of the reporting period, the fund maintained liquid assets totaling $173,572 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	55.1%
	Germany	15.3
	France	11.4
	China	10.2
	Japan	6.7
	Singapore	0.5
	United Kingdom	0.4
	Brazil	0.4

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $178,171 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$755,771	$403,607	$—
Energy	510,558	—	—
Industrials	13,494,451	5,628,230	—
Information technology	909,621	—	—
Total common stocks	15,670,401	6,031,837	—
Convertible preferred stocks	23,399	—	—
Short-term investments	488,430	—	—

Totals by level	$16,182,230	$6,031,837	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(128,367)	$—

Totals by level	$—	$(128,367)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$143,614	$271,981

Total	$143,614	$271,981

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$17,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2014